Biological assets (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of biological assets [Abstract]
Change in fair value of biological assets	$ (22,270)	$ 22,598	$ (18,276)